Provisions for employee benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 596	€ 681
Estimate of contributions expected to be paid to plan for next annual reporting period	130
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	344	371
Estimate of contributions expected to be paid to plan for next annual reporting period	40
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	252	310
Deferred monetary incentive plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	139	134
Expansion contracts for workers
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	51	86
Isopensione
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	28	47
Jubilee Awards
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	18	25
Other Long term Plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 16	€ 18